EARNINGS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
SCHEDULE OF EARNINGS (LOSS) PER SHARE BASIC AND DILUTED

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share attributable to common stockholders for the three and six months ended June 30, 2026:

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Basic earnings per share:
Net loss	$(14,133,018)	$110,268,109	$(31,945,434)	$102,800,908
Weighted average common shares outstanding	353,177,339	133,638,081	297,418,437	121,740,904
Basic earnings per share	$(0.04)	$0.83	$(0.11)	$0.84
Diluted earnings per share:
Net loss	$(14,133,018)	$110,268,109	$(31,945,434)	$102,800,908
Weighted-average common shares outstanding	353,177,339	133,638,081	297,418,437	121,740,904
	-	-	-	-
Weighted-average common shares outstanding, assuming dilution	353,177,339	133,638,081	297,418,437	121,740,904
Diluted earnings per share	$(0.04)	$0.83	$(0.11)	$0.84

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share attributable to common stockholders for the year ended December 31, 2025:

Year Ended
December 31, 2025
Basic earnings per share:
Net income (loss)	$74,004,768
Weighted-average common shares outstanding	142,298,067
Basic earnings per share	$0.52
Diluted earnings per share:
Net income (loss)	$74,004,768
Weighted-average common shares outstanding	142,298,067
Dilutive effect of common share equivalents	-
Weighted-average common shares outstanding, assuming dilution	142,298,067
Diluted earnings per share	$0.52

SCHEDULE OF COMPUTATION OF DILUTED NET EARNINGS (LOSS) PER SHARE OF COMMON STOCK

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net earnings per share of common stock as of the periods presented because including them would have been anti-dilutive:

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Common stock warrants	18,000,000	17,900,000	18,000,000	17,900,000
RSUs issued and outstanding	10,524,084	2,684,000	10,524,084	2,684,000
Total potential common shares excluded from diluted net earnings per share	28,524,084	20,584,000	28,524,084	20,584,000

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net earnings per share of common stock as of the periods presented because including them would have been anti-dilutive:

Year Ended
December 31, 2025
Common stock warrants	17,900,000
RSUs issued and outstanding	5,984,957
Total potential common shares excluded from diluted net earnings per share	23,884,957